LEGAL MATTERS	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
LEGAL MATTERS

NOTE 11 – LEGAL MATTERS

The Company is party to various matters of litigation in the ordinary course of business. The Company periodically reviews all outstanding pending or threatened legal proceedings and determines if such matters will have an adverse effect on the business, financial condition or results of operations or cash flows. A loss contingency is recorded when the outcome is probable and reasonably able to be estimated. The following loss contingency has been identified by the Company as reasonably possible to result in an unfavorable outcome for the Company or the Bank.

Equity Bank is a party to a February 3, 2015 lawsuit filed against it by CitiMortgage, Inc. The lawsuit involves an alleged breach of contract related to loan repurchase obligations and damages of $2,700 plus pre-judgment and post-judgment interest. At this stage of the litigation it is difficult to estimate any potential loss, however Equity Bank believes it has numerous and meritorious defenses to the claims and anticipates contesting the matter vigorously. The Company currently does not believe that it is probable that this legal matter will result in an unfavorable outcome for the Company or Equity Bank.

Except for the above mentioned lawsuit, there are no other outstanding claims for potential repurchase or indemnification demands regarding mortgage loans originated by Equity Bank and sold to investors. However, the Company believes there is possible risk it may face similar demands based on comparable demands loan aggregators are facing from their investors, including Government Sponsored Entities such as Freddie Mac and Fannie Mae, and or settlement agreements loan aggregators have entered into with those investors. The amount of potential loss and outcome of such possible litigation, if it were commenced, is uncertain and the Company would vigorously contest any claims.

NOTE 23 – LEGAL MATTERS

The Company is party to various matters of litigation in the ordinary course of business. The Company periodically reviews all outstanding pending or threatened legal proceedings and determines if such matters will have an adverse effect on the business, financial condition or results of operations or cash flows. A loss contingency is recorded when the outcome is probable and reasonably able to be estimated. The following loss contingencies have been identified by the Company as reasonably possible to result in an unfavorable outcome for the Company .

Equity Bank is a party to a February 3, 2015 lawsuit filed against it by CitiMortgage, Inc. The lawsuit involves an alleged breach of contract related to loan repurchase obligations and damages of $2,700 plus pre-judgment and post-judgment interest. At this stage of the litigation it is difficult to estimate any potential loss, however Equity Bank believes it has numerous and meritorious defenses to the claims and anticipates contesting the matter vigorously.

At December 31, 2014, Equity Bank and U.S. Bank (“USB”) were parties to lawsuits filed against each other. These lawsuits involved loan-repurchase demands made by USB and allegations by Equity Bank that USB withheld servicing release premiums (profits) on loans sold by Equity Bank to USB, and also that USB had interfered with a 2012 business combination. In June 2015, Equity Bank and USB settled the lawsuits filed against each other.

Except for the above mentioned lawsuit and settlement, there have been no other claims for potential repurchase or indemnification demands regarding mortgage loans originated by Equity Bank and sold to investors. However, the Company believes there is possible risk it may face similar demands based on comparable demands loan aggregators are facing from their investors, including Government Sponsored Entities such as Freddie Mac and Fannie Mae, and or settlement agreements loan aggregators have entered into with those investors. The amount of potential loss and outcome of such possible litigation, if it were commenced, is uncertain and the Company would vigorously contest any claims.

The Company currently does not believe that it is probable that these matters will result in a material unfavorable outcome for the Company. An estimate of the potential losses from these matters cannot be made at this time as the Company intends to vigorously defend these matters and believes it has meritorious defenses to these potential claims.